Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes current expense: [Abstract]
Federal (current)	$ 13.3	$ 4.8	$ 2.7
State (current)	15.4	10.6	13.7
Foreign (current)	3.4	3.6	(1.0)
Total (current)	32.1	19.0	15.4
Income Loss From Continuing Operations Before Income Taxes Foreign	79.3	73.0	76.1
Taxes deferred expense: [Abstract]
Federal (deferred)	(6.4)	5.0	7.0
State (deferred)	(1.1)	(0.2)	1.0
Foreign (deferred)	20.7	10.6	30.6
Total (deferred)	13.2	15.4	38.6
Total tax provision	45.3	34.4	54.0
Effective tax rate	4.10%	3.10%	5.00%
Difference between the statutory federal income tax rate and the Company's effective income tax rate [Abstract]
Federal income tax rate	35.00%	35.00%	35.00%
Increase (decrease) as a result of: [Abstract]
Partnership earnings not subject to tax	(35.00%)	(35.00%)	(35.00%)
Corporate subsidiary earnings subject to tax	(0.80%)	(0.10%)
Income tax expense attributable to corporate equity earnings	1.50%	0.90%	0.90%
Income tax expense attributable to foreign corporate earnings	2.20%	1.30%	2.70%
State taxes	1.20%	1.00%	1.40%
Effective tax rate	4.10%	3.10%	5.00%
Deferred tax assets: [Abstract]
Book accruals	0.3	2.1
Net operating loss/alternative minimum tax credits	30.5	17.8
Other	3.0	1.3
Total deferred tax assets	33.8	21.2
Deferred tax liabilities: [Abstract]
Property, plant, and equipment	277.4	263.9
Other	6.0	5.6
Total deferred tax liabilities	283.4	269.5
Net deferred tax liabilities	249.6	248.3
Percentage likelihood of tax benefits being realized upon resolution (in hundredths)	50.00%
Reconciliation of unrecognized tax benefits [Rollforward]
Balance at beginning of period	33.4	23.3
Additions based on current year tax positions	7.8	10.2
Reductions due to lapse in statute of limitations	0	(0.1)
Balance at end of period	41.2	33.4	23.3
Amount of income tax expense related to interest	0.9	0.5	1.1
Accrued interest related to income taxes	2.7	1.8
Unrecognized tax benefits liability	41.2	33.4	23.3
Increase in unrecognized tax benefits liability that is reasonably possible over the next twelve months	7.6
U.S. and state tax years open to examination	2006 through 2011
Income Loss From Continuing Operations Before Income Taxes Domestic	1,032.9	1,053.3	1,013.7
Income Loss From Continuing Operations Before Income Taxes Foreign	79.3	73.0	76.1
Total consolidated income from continuing operations before taxes	$ 1,112.2	$ 1,126.3	$ 1,089.8